Fair Value Measurements - Estimated Fair Value of Company's Debt (Details) - USD ($) $ in Millions	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Estimated fair value debt		$ 2,242.2	$ 2,384.2
Senior Notes [Member]
Debt Instrument [Line Items]
Estimated fair value debt		550.0	596.1
Term B Loan [Member]
Debt Instrument [Line Items]
Estimated fair value debt		1,692.2	$ 1,788.1
Level 2 [Member]
Debt Instrument [Line Items]
Estimated fair value debt	$ 2,210.2	2,242.2
Level 2 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Estimated fair value debt	550.0	550.0
Level 2 [Member] | Term B Loan [Member]
Debt Instrument [Line Items]
Estimated fair value debt	$ 1,660.2	$ 1,692.2